Finance income and expense (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finance income:
Interest received on cash balances	£ 754	£ 861	£ 345
Foreign exchange gain on translating foreign currency denominated balances	0	1,922	0
Fair value adjustment on derivative financial instruments (note 18)	1,597	0	6,650
Other Income	0	0	23
Total finance income	2,351	2,783	7,018
Finance expense:
Fair value adjustment on derivative financial instruments (note 18)	0	1,219	0
Interest on discounted lease liability	50	0	0
Foreign exchange loss on translating foreign currency denominated balances	305	0	2,392
Unwinding of discount factor related to the assumed contingent arrangement (note 20)	119	106	73
Total finance expense	£ 474	£ 1,325	£ 2,465